Net Income Per Share Information - Basic and Diluted Net Income Per Common Share (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to Waste Connections for basic and diluted earnings per share	$ 197,813	$ 180,324	$ 835,662	$ 618,047	$ 204,677
Denominator:
Basic shares outstanding	257,372,942	258,946,933	257,383,578	261,166,723	263,189,699
Dilutive effect of equity-based awards	616,029	614,050	655,223	561,747	497,840
Diluted shares outstanding	257,988,971	259,560,983	258,038,801	261,728,470	263,687,539